Shareholder Report, Average Annual Return (Details)		10 Months Ended				12 Months Ended		29 Months Ended	41 Months Ended				60 Months Ended	120 Months Ended
		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025 [5]	Dec. 31, 2025 [7]	Dec. 31, 2025 [1]	Dec. 31, 2025 [8]	Dec. 31, 2025 [6]	Dec. 31, 2025	Dec. 31, 2025
C000236658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						16.27%				12.78%
C000242915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						42.43%							9.43%	8.61%
C000255873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent	[2]			4.98%
C000255874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent	[3]	19.85%
C000255875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						13.32%	13.32%
C000242914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						7.49%		8.27%
C000236659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						9.34%						6.79%
C000236661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						5.09%			5.54%
C000236660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						17.00%					17.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Average Annual Return, Percent						17.15%	17.15%			17.29%	17.82%
MSCI All Country World Ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Ex USA Index
Average Annual Return, Percent		23.27%	[3]	25.52%	[2]	32.39%							7.91%	8.41%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent	[2]			22.30%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent	[3]	24.96%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%		4.70%	2.44%			2.84%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 3‑Month U.S. Treasury Bill Index
Average Annual Return, Percent						4.18%			4.60%
ICE BofA 1 Year U S Treasury Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1‑Year U.S. Treasury Note Index
Average Annual Return, Percent						4.15%			4.05%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
Average Annual Return, Percent						17.37%					18.24%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Average Annual Return, Percent						15.91%				12.28%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
Average Annual Return, Percent						18.56%	18.56%

[1]	The inception date of the Fund was August 2, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
[2]	The inception date of the Fund was February 28, 2025. The returns of the indexes listed above are based on the inception date of the Fund.
[3]	The inception date of the Fund was February 21, 2025. The returns of the indexes listed above are based on the inception date of the Fund.
[4]	The inception date of the Fund was December 31, 2024. The returns of the indexes listed above are based on the inception date of the Fund.
[5]	The inception date of the Fund was July 17, 2023. The returns of the index listed above are based on the inception date of the Fund.
[6]	The inception date of the Fund was July 21, 2022. The returns of the index listed above are based on the inception date of the Fund.
[7]	The inception date of the Fund was August 4, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
[8]	The inception date of the Fund was July 27, 2022. The returns of the indexes listed above are based on the inception date of the Fund.